RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 22,441	R$ 14,475
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	79,660	42,853
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	12,780	55,174
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,654	46,165
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,188	1,968
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,385	4,165
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	6,334	8,114
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,904	7,639
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	12,569	(16,641)
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(8,333)	(30,723)
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	55,312	63,090
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	85,270	70,099
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	66,143	46,747
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	121,567	79,158
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	26,739	33,170
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	54,047	41,474
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	156,329	83,049
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 287,868	R$ 192,318